PROPERTY AND EQUIPMENT (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 44,878	$ 45,458	$ 179,720	$ 160,068
Sale of property and equipment			19,500
Gain on disposal of property and equipment			$ 644